Business Combination - Schedule of Key Inputs Used in the Model for Determining the Value of the Option (Details)	Apr. 15, 2024 $ / shares
Business Combination [Abstract]
Share price (in Dollars per share)	$ 5.65
Dividend yield
Expected volatility	126.00%
Risk-free interest rate	4.65%